Staff costs and Directors' remuneration	12 Months Ended
Dec. 31, 2020
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Staff costs and Directors' remuneration
4. Staff costs and Directors’ remuneration

	2020 $m	2019 $m	2018 $m
Staff costs

Wages and salaries	1,233	1,982	1,956

Social security costs	86	131	127

Pension and other post-retirement benefits:

Defined benefit plans (note 27)	3	3	19

Defined contribution plans	36	64	63

	1,358	2,180	2,165

Analysed as:

Costs borne by IHG a	500	735	708

Costs borne by the System Fund b	242	313	347

Costs reimbursed	616	1,132	1,110

	1,358	2,180	2,165

a
Includes $27m classified as exceptional relating to reorganisation programmes and $nil (2019: $9m, 2018: $21m) classified as exceptional relating to the comprehensive efficiency programme completed in 2019. In 2018, included $15m classified as exceptional relating to termination of the US funded Inter-Continental Hotels Pension Plan.

b	Includes $20m relating to the 2020 corporate reorganisation programme and $nil (2019: $8m, 2018: $21m) relating to the comprehensive efficiency programme completed in 2019.
Staff costs are presented net of government support income of $36m received in 2020. This primarily relates to employee costs at certain of the Group’s leased hotels. Additionally, ongoing support has been received in the form of tax credits which have also been applicable in prior years and which relate to the Group’s corporate office presence in certain countries. The income has been recognised as a reduction to the payroll costs that the grants and credits are intended to compensate. There are no unfulfilled conditions or other contingencies attaching to these grants.

	2020	2019	2018
Average number of employees, including part-time employees

Employees whose costs are borne by IHG:

Americas	1,931	2,170	2,225

EMEAA	4,088	5,227	3,255

Greater China	314	339	324

Central	1,813	1,900	1,794

	8,146	9,636	7,598

Employees whose costs are borne by the System Fund	4,686	4,800	5,214

Employees whose costs are reimbursed	15,980	22,207	22,518

	28,812	36,643	35,330

	2020 $m	2019 $m	2018 $m
Directors’ remuneration

Base salaries, fees, performance payments and benefits	4.2	6.4	7.1

More detailed information on the remuneration including pensions, share awards and shareholdings for each Director is shown in the Directors’ Remuneration Report on pages 96 to 111.